Equity Incentive Plan - Additional Information Ocean Rig UDW (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended		4 Months Ended	11 Months Ended	4 Months Ended		8 Months Ended			12 Months Ended
	Dec. 31, 2013 Ocean Rig	Dec. 31, 2012 Ocean Rig	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012 Ocean Rig	Mar. 21, 2012 Equity Incentive Plan 2012 Ocean Rig	May 15, 2012 Officer Ocean Rig	Dec. 05, 2012 Officer Ocean Rig	May 15, 2012 Sign Up Bonus Ocean Rig	May 16, 2013 Compensation Committee Approval On 16 May 2013 Ocean Rig	Aug. 20, 2013 Compensation Committee approval on 20 August 2013 Azara	Aug. 20, 2015 Compensation Committee approval on 20 August 2013 Azara	Aug. 20, 2014 Compensation Committee approval on 20 August 2013 Azara	Dec. 31, 2013 Employees Ocean Rig
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,000,000
Shares Granted			112,950		4,500	7,500	28,200	192,400				97,283
Vested number of shares on grant date									50,000
Vested in period										50,000	50,000
Unrecognized compensation cost related to non-vested share arrangements granted	$ 2,724	$ 633
Allocated Share-based Compensation Expense	3,634	613
Number of shares forfeited	93,050
Grant date fair value			$ 16.5		$ 15.92	$ 15.75	$ 15.92	$ 16.9	$ 17.56
Number of vested shares	162,633
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 2,959	$ 37
Vesting period			3 years					3 years	2 years
Shares issued by the company for the sign on bonus									150,000